Quarterly Holdings Report
for
Fidelity® SAI Real Estate Index Fund
October 31, 2023

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
SV8-NPRT1-1223
1.9867773.107
Common Stocks - 99.4%
	Shares	Value ($)
Equity Real Estate Investment Trusts (REITs) - 92.3%
REITs - Apartments - 10.7%
American Homes 4 Rent Class A	20,343	666,030
Apartment Investment & Management Co. Class A	8,047	47,155
AvalonBay Communities, Inc.	8,876	1,471,108
Camden Property Trust (SBI)	6,692	568,017
Centerspace	933	45,325
Equity Residential (SBI)	22,499	1,244,870
Essex Property Trust, Inc.	4,018	859,531
Independence Realty Trust, Inc.	14,314	177,350
Invitation Homes, Inc.	38,316	1,137,602
Mid-America Apartment Communities, Inc.	7,303	862,849
UDR, Inc.	19,597	623,381
		7,703,218
REITs - Diversified - 22.7%
Alexander & Baldwin, Inc.	4,684	74,007
Apartment Income (REIT) Corp.	9,363	273,493
Apple Hospitality (REIT), Inc.	13,729	215,271
Armada Hoffler Properties, Inc.	4,375	43,575
Broadstone Net Lease, Inc.	11,874	168,017
Cousins Properties, Inc.	9,625	171,999
Crown Castle International Corp.	27,149	2,524,314
Digital Realty Trust, Inc.	18,239	2,268,202
Elme Communities (SBI)	5,464	69,721
EPR Properties	4,709	201,074
Equinix, Inc.	5,850	4,268,394
Gaming & Leisure Properties	16,408	744,759
Gladstone Commercial Corp.	2,601	31,082
Gladstone Land Corp.	2,160	29,506
Global Net Lease, Inc.	12,350	98,059
InvenTrust Properties Corp.	4,232	106,223
Lamar Advertising Co. Class A	5,480	450,840
NexPoint Diversified Real Estate Trust	2,274	17,919
NexPoint Residential Trust, Inc.	1,475	39,810
One Liberty Properties, Inc.	1,140	20,976
Outfront Media, Inc.	9,506	92,779
Potlatch Corp.	5,013	214,807
SBA Communications Corp. Class A	6,777	1,413,886
Uniti Group, Inc.	15,356	70,638
VICI Properties, Inc.	62,967	1,756,779
Vornado Realty Trust	10,264	197,069
WP Carey, Inc.	13,414	719,661
		16,282,860
REITs - Health Care - 7.5%
CareTrust (REIT), Inc.	6,235	134,177
Community Healthcare Trust, Inc.	1,629	46,703
Diversified Healthcare Trust (SBI)	10,478	21,689
Global Medical REIT, Inc.	4,129	35,757
Healthcare Trust of America, Inc.	23,807	341,630
Healthpeak Properties, Inc.	34,245	532,510
LTC Properties, Inc.	2,582	81,617
Medical Properties Trust, Inc. (a)	37,631	179,876
Physicians Realty Trust	15,002	162,922
Sabra Health Care REIT, Inc.	14,588	198,980
Universal Health Realty Income Trust (SBI)	863	33,174
Ventas, Inc.	24,971	1,060,269
Welltower, Inc.	31,071	2,597,846
		5,427,150
REITs - Health Care Facilities - 0.9%
National Health Investors, Inc.	2,723	136,259
Omega Healthcare Investors, Inc.	14,663	485,345
		621,604
REITs - Hotels - 2.5%
Chatham Lodging Trust	3,095	28,629
DiamondRock Hospitality Co.	13,290	102,732
Host Hotels & Resorts, Inc.	44,526	689,262
Park Hotels & Resorts, Inc.	13,579	156,566
Pebblebrook Hotel Trust	7,756	92,529
RLJ Lodging Trust	9,949	93,521
Ryman Hospitality Properties, Inc.	3,541	303,110
Service Properties Trust	10,365	75,146
Summit Hotel Properties, Inc.	6,888	38,848
Sunstone Hotel Investors, Inc.	12,441	115,701
Xenia Hotels & Resorts, Inc.	6,958	80,922
		1,776,966
REITs - Industrial Buildings - 0.5%
Stag Industrial, Inc.	11,249	373,692
REITs - Management/Investment - 10.5%
American Assets Trust, Inc.	3,339	59,267
American Tower Corp.	29,142	5,192,813
Empire State Realty Trust, Inc.	8,560	69,250
LXP Industrial Trust (REIT)	18,239	144,270
NNN (REIT), Inc.	11,334	411,764
Rayonier, Inc.	8,799	222,087
Safehold, Inc.	2,871	46,711
UMH Properties, Inc.	3,801	52,492
Weyerhaeuser Co.	45,814	1,314,404
		7,513,058
REITs - Manufactured Homes - 2.2%
Equity Lifestyle Properties, Inc.	11,062	727,880
Sun Communities, Inc.	7,794	867,005
		1,594,885
REITs - Office Buildings - 0.0%
Office Properties Income Trust	3,359	15,082
REITs - Office Property - 3.8%
Alexandria Real Estate Equities, Inc.	10,308	959,984
Boston Properties, Inc.	9,360	501,415
Brandywine Realty Trust (SBI)	11,229	41,996
City Office REIT, Inc.	2,849	10,855
COPT Defense Properties (SBI)	7,048	160,694
Douglas Emmett, Inc.	10,763	120,653
Easterly Government Properties, Inc.	6,059	65,195
Equity Commonwealth	6,534	123,754
Franklin Street Properties Corp.	5,225	9,092
Highwoods Properties, Inc. (SBI)	6,744	120,650
Hudson Pacific Properties, Inc.	8,073	36,006
JBG SMITH Properties	6,695	86,165
Kilroy Realty Corp.	7,045	201,346
Orion Office (REIT), Inc.	3,536	16,902
Paramount Group, Inc.	10,090	43,185
Piedmont Office Realty Trust, Inc. Class A	8,000	41,680
SL Green Realty Corp.	4,085	119,650
Veris Residential, Inc.	4,481	60,001
		2,719,223
REITs - Regional Malls - 3.5%
CBL & Associates Properties, Inc.	665	13,785
Simon Property Group, Inc.	20,427	2,244,723
Tanger Factory Outlet Centers, Inc.	6,630	149,507
The Macerich Co.	13,622	132,406
		2,540,421
REITs - Shopping Centers - 7.3%
Acadia Realty Trust (SBI)	5,930	84,918
Alexanders, Inc.	152	28,574
Brixmor Property Group, Inc.	18,794	390,727
Federal Realty Investment Trust (SBI)	4,592	418,744
Kimco Realty Corp.	38,859	697,130
Kite Realty Group Trust	13,861	295,517
Phillips Edison & Co., Inc.	7,410	261,647
Realty Income Corp.	42,157	1,997,399
Regency Centers Corp.	10,399	626,644
Retail Opportunity Investments Corp.	7,984	93,732
RPT Realty (a)	5,671	61,190
Saul Centers, Inc.	843	29,311
SITE Centers Corp.	11,874	138,451
Urban Edge Properties	7,390	117,205
		5,241,189
REITs - Single Tenant - 1.5%
Agree Realty Corp.	5,830	326,130
Essential Properties Realty Trust, Inc.	9,494	208,393
Four Corners Property Trust, Inc.	5,475	116,618
Getty Realty Corp.	2,939	78,236
NETSTREIT Corp.	4,162	59,309
Spirit Realty Capital, Inc.	8,875	319,411
		1,108,097
REITs - Storage - 7.6%
CubeSmart	14,090	480,328
Extra Space Storage, Inc.	13,230	1,370,496
Iron Mountain, Inc.	18,162	1,072,829
National Storage Affiliates Trust	5,350	152,582
Public Storage	9,902	2,363,706
		5,439,941
REITs - Warehouse/Industrial - 11.1%
Americold Realty Trust	16,841	441,571
EastGroup Properties, Inc.	2,793	455,957
First Industrial Realty Trust, Inc.	8,283	350,371
Industrial Logistics Properties Trust	3,705	9,263
Plymouth Industrial REIT, Inc.	2,535	50,548
Prologis (REIT), Inc.	57,795	5,822,846
Rexford Industrial Realty, Inc.	12,669	547,808
Terreno Realty Corp.	5,256	280,040
		7,958,404
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		66,315,790
Real Estate Management & Development - 7.1%
Diversified Real Estate Activities - 0.2%
The RMR Group, Inc.	1,006	22,655
The St. Joe Co.	2,214	103,261
		125,916
Real Estate Development - 0.2%
Forestar Group, Inc. (b)	1,263	29,996
Howard Hughes Holdings, Inc.	2,154	142,875
		172,871
Real Estate Operating Companies - 0.4%
Digitalbridge Group, Inc. (a)	10,153	160,925
Kennedy-Wilson Holdings, Inc.	6,922	89,086
WeWork, Inc. (a)(b)	974	2,221
		252,232
Real Estate Services - 6.3%
Anywhere Real Estate, Inc. (b)	6,206	28,982
CBRE Group, Inc. (b)	19,437	1,347,762
Compass, Inc. (b)	20,506	40,602
CoStar Group, Inc. (b)	25,569	1,877,020
Cushman & Wakefield PLC (b)	10,133	74,680
Doma Holdings, Inc. Class A (a)(b)	403	1,664
Douglas Elliman, Inc.	5,058	8,953
eXp World Holdings, Inc.	4,872	64,651
Jones Lang LaSalle, Inc. (b)	2,983	381,585
Marcus & Millichap, Inc.	1,561	44,801
Newmark Group, Inc.	9,105	51,625
Offerpad Solutions, Inc. (a)(b)	619	4,921
Opendoor Technologies, Inc. (b)	32,643	62,022
RE/MAX Holdings, Inc.	1,116	12,008
Redfin Corp. (a)(b)	7,032	32,769
Zillow Group, Inc.:
Class A (b)	291	10,339
Class C (b)	12,757	462,441
		4,506,825
REITs - Shopping Centers - 0.0%
Seritage Growth Properties (a)(b)	2,248	16,276
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		5,074,120
TOTAL COMMON STOCKS (Cost $73,750,399)		71,389,910

U.S. Treasury Obligations - 0.2%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.42% 2/22/24 (d) (Cost $98,337)	100,000	98,332

Money Market Funds - 0.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (e)	239,734	239,782
Fidelity Securities Lending Cash Central Fund 5.40% (e)(f)	426,050	426,093
TOTAL MONEY MARKET FUNDS (Cost $665,875)		665,875

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $74,514,611)	72,154,117
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(355,173)
NET ASSETS - 100.0%	71,798,944

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CBOT Dow Jones U.S. Real Estate Index Contracts (United States)	5	Dec 2023	145,800	(11,677)	(11,677)
CME E-mini S&P MidCap 400 Index Contracts (United States)	1	Dec 2023	237,510	(23,017)	(23,017)

TOTAL FUTURES CONTRACTS					(34,694)
The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $30,483.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	196,160	696,221	652,599	2,435	-	-	239,782	0.0%
Fidelity Securities Lending Cash Central Fund 5.40%	834,557	2,164,938	2,573,402	1,049	-	-	426,093	0.0%
Total	1,030,717	2,861,159	3,226,001	3,484	-	-	665,875

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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